Interim Condensed Consolidated Statements of Income (unaudited) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021
Interest and dividend income (Note 3)
Loans	$ 5,707	$ 5,296	$ 11,264	$ 10,803
Securities	1,396	1,217	2,775	2,493
Assets purchased under reverse repurchase agreements and securities borrowed	556	322	905	711
Deposits and other	99	63	192	127
Interest and dividend income	7,758	6,898	15,136	14,134
Interest expense (Note 3)
Deposits and other	1,473	1,392	2,768	2,900
Other liabilities	953	609	1,723	1,250
Subordinated debentures	58	43	100	95
Interest expense	2,484	2,044	4,591	4,245
Net interest income	5,274	4,854	10,545	9,889
Non-interest income
Insurance premiums, investment and fee income	234	536	1,633	2,345
Trading revenue	289	377	603	901
Investment management and custodial fees	1,892	1,711	3,853	3,414
Mutual fund revenue	1,086	1,014	2,251	2,014
Securities brokerage commissions	389	431	788	832
Service charges	480	460	965	918
Underwriting and other advisory fees	507	747	1,208	1,337
Foreign exchange revenue, other than trading	251	292	522	581
Card service revenue	288	281	579	553
Credit fees	398	368	874	700
Net gains on investment securities	23	82	38	117
Share of profit in joint ventures and associates	24	24	53	49
Other	85	441	374	911
Non-interest income	5,946	6,764	13,741	14,672
Total revenue	11,220	11,618	24,286	24,561
Provision for credit losses (Notes 4 and 5)	(342)	(96)	(237)	14
Insurance policyholder benefits, claims and acquisition expense	(180)	149	817	1,555
Non-interest expense
Human resources (Note 8)	4,002	4,152	8,287	8,440
Equipment	513	487	1,014	980
Occupancy	386	400	772	804
Communications	258	212	486	425
Professional fees	347	314	666	605
Amortization of other intangibles	336	318	673	637
Other	592	496	1,116	1,030
Non-interest expense	6,434	6,379	13,014	12,921
Income before income taxes	5,308	5,186	10,692	10,071
Income taxes	1,055	1,171	2,344	2,209
Net income	4,253	4,015	8,348	7,862
Net income attributable to:
Shareholders	4,250	4,014	8,343	7,859
Non-controlling interests	3	1	5	3
Net income	$ 4,253	$ 4,015	$ 8,348	$ 7,862
Basic earnings per share (in dollars) (Note 11)	$ 2.97	$ 2.76	$ 5.81	$ 5.42
Diluted earnings per share (in dollars) (Note 11)	2.96	2.76	5.8	5.42
Dividends per common share (in dollars)	$ 1.2	$ 1.08	$ 2.4	$ 2.16